Acquisitions (Business Acquisition, Pro Forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 1,582,699	$ 1,363,225
Operating income	54,947	49,022
Net income	$ 88,319	$ 58,213
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Basic	$ 1.03	$ 0.94
Basic earnings per share (in dollars per share)	$ 1.65	$ 1.12
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted	$ 1.01	$ 0.92
Diluted earnings per share (in dollars per share)	$ 1.62	$ 1.09
Weighted average number of shares outstanding	53,481	52,103
Weighted average number of shares and dilutive shares outstanding	54,555	53,190